PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  CAPITAL APPRECIATION FUND
           (FORMERLY THE CAPITAL GROWTH FUND)
        4  GROWTH AND INCOME FUND
        6  INVESTMENT GRADE BOND FUND
        8  MARYLAND MUNICIPAL BOND FUND
       10  PRIME QUALITY MONEY MARKET FUND
       12  SHORT-TERM BOND FUND
       14  SMALL CAP GROWTH STOCK FUND
       16  TAX-FREE MONEY MARKET FUND
       18  U.S. GOVERNMENT SECURITIES FUND
       20  U.S. TREASURY MONEY MARKET FUND
       22  VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
       24  VIRGINIA MUNICIPAL BOND FUND
       28  LIFE VISION BALANCED PORTFOLIO
       30  LIFE VISION GROWTH AND INCOME PORTFOLIO
       32  LIFE VISION MAXIMUM GROWTH PORTFOLIO

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       34  EACH FUND'S PRINCIPAL INVESTMENTS
       35  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       36  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       39  HISTORICAL FINANCIAL INFORMATION
           ABOUT EACH FUND
       40  DIVIDENDS AND DISTRIBUTIONS
       40  TAXES
       41  HOW TO OBTAIN MORE INFORMATION ABOUT THE STI
           CLASSIC FUNDS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[ICON]        FUND SUMMARY
              INVESTMENT STRATEGY
[ICON]
              WHAT ARE THE RISKS OF INVESTING?
[ICON]
              PERFORMANCE INFORMATION
[ICON]
              WHAT IS AN INDEX?
[ICON]
              FUND EXPENSES
[ICON]

              FUND INVESTMENTS
[ICON]
              INVESTMENT ADVISORS
[ICON]
              PURCHASING FUND SHARES
[ICON]

--------------------------------------------------------------------------------
OCTOBER 1, 1998
AS SUPPLEMENTED APRIL 15, 1999

                                                                    PROSPECTUS 1

                                                       INTRODUCTION TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund (except the Money Market Funds) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Equity Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been subject to more price fluctuation in the short run.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

The Money Market Funds try to maintain a constant price per share of $1.00, but we cannot guarantee this.

Each Fund has its own investment goal and strategies for reaching that goal. But we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

SUNTRUST BANK, ATLANTA SERVES AS CUSTODIAN OF THE ASSETS OF THE FUNDS. SUNTRUST BANK, ATLANTA AND THE ADVISORS ARE OWNED BY SUNTRUST BANKS, INC. THE FEES PAID FOR CUSTODIAN SERVICES ARE INCLUDED IN THE "OTHER EXPENSES" FIGURE OF THE "FUND EXPENSES" TABLE ON THE FOLLOWING PAGES. LAST FISCAL YEAR, THE FUNDS PAID SUNTRUST BANK, ATLANTA $464,076.48 FOR SERVING AS CUSTODIAN.

2 PROSPECTUS

CAPITAL APPRECIATION FUND
(PRIOR TO APRIL 15, 1999, THE FUND WAS NAMED THE CAPITAL GROWTH FUND)

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow, but do not need to receive income on their
                             investment

            TOP FIVE HOLDINGS
             AS OF 6/30/98*
General Electric Company......       2.8%
Bristol Myers Squibb
  Company.....................       1.9%
Carnival Corporation, Class
  A...........................       1.9%
United Technologies
  Corporation.................       1.8%
Microsoft Corporation.........       1.7%
* HOLDINGS MAY VARY

                    [ICON] INVESTMENT STRATEGY
            The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that we believe are undervalued by the stock market. In selecting investments for the Fund, we choose companies that we believe have above average growth potential. We rotate the Fund's investments among various market sectors based on our research of business cycles. Our strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

             [ICON] PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           9.89%
1994          -7.41%
1995          31.15%
1996          20.31%
1997          31.13%

BEST QUARTER   WORST QUARTER
   17.09%          -4.09%
  (6/30/97)      (12/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 17.25%.

                                                                    PROSPECTUS 3

                                                       CAPITAL APPRECIATION FUND
(PRIOR TO APRIL 15, 1999, THE FUND WAS NAMED THE CAPITAL GROWTH FUND)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX.

                                                                  SINCE
                                                                INCEPTION
                                      1 YEAR       5 YEARS      (7/1/92)
CAPITAL APPRECIATION FUND               31.13%       16.05%        17.02%
S&P 500 INDEX                           33.35%       20.25%        20.32%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

[ICON] FUND EXPENSES

        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      1.15%
Other Expenses                                                 .13%
                                                          ---------
Total Annual Fund Operating Expenses                          1.28%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
   $130         $406         $702         $1545

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.04% AND 1.17%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

4 PROSPECTUS

GROWTH AND INCOME FUND
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

         [ICON]    FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                    Long-term capital appreciation
  SECONDARY                  Current income
INVESTMENT FOCUS             Equity securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify income producing securities of companies with low price/earnings
STRATEGY                     ratios and above average earnings momentum
INVESTOR PROFILE             Investors who are looking for capital appreciation potential and income with less volatility than the equity markets as a whole

                    [ICON] INVESTMENT STRATEGY
            The Growth and Income Fund invests primarily in domestic and foreign common stock of companies with market capitalizations of at least $1 billion. We use a qualitative screening to select companies with a favorable price to earnings ratio and to create a portfolio with low risk characteristics. Strong financial quality and above average earnings momentum are selected to secure the best relative values in each economic sector.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in equity securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The equity markets tend to move in cycles, with periods of risking prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

                                                                    PROSPECTUS 5

                                                          GROWTH AND INCOME FUND

                                        (AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON] FUND EXPENSES
        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .90%
Other Expenses                                                 .11%
                                                          ---------
Total Annual Fund Operating Expenses                          1.01%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS
   $103         $322

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisors."

6 PROSPECTUS

INVESTMENT GRADE BOND FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High total return through current income and
                             capital appreciation, while preserving the
                             principal amount invested
INVESTMENT FOCUS             Investment grade U.S. government and corporate
                             debt securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify relatively inexpensive
STRATEGY                     securities in a selected market index
INVESTOR PROFILE             Investors who want to receive income from their
                             investment, as well as an increase in the value of
                             the investment

            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Bond...      11.6%
United States Treasury Bond...       8.6%
United States Treasury Bond...       7.0%
Merrill Lynch.................       4.9%
FNMA..........................       4.9%
* HOLDINGS MAY VARY

                    [ICON] INVESTMENT STRATEGY
             The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, we try to minimize risk while attempting to outperform selected market indices. Currently, our selected index is the Lehman Brothers Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. We seek to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. We allocate the Fund's investments among various market sectors based on our analysis of historical data, yield information and credit ratings. We anticipate that the Fund's average weighted maturity will range from 4 to 10 years. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.
  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rates.

              [ICON] PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           10.84
1994           -3.32
1995           17.80
1996            2.34
1997            9.08

BEST QUARTER   WORST QUARTER
    6.11%          -2.67%
  (6/30/95)      (3/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 4.31%.

                                                                    PROSPECTUS 7

                                                      INVESTMENT GRADE BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (7/16/92)
INVESTMENT GRADE
  BOND FUND                                   9.08%        7.10%         6.96%
LEHMAN BROTHERS GOVERNMENT/CORPORATE
  BOND INDEX                                  9.75%        7.61%         7.97%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?
            An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least 1 year.

[ICON] FUND EXPENSES
        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                             .74%
Other Expenses                                                       .13%
                                                                ---------
Total Annual Fund Operating Expenses                                 .87%

--------------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $89         $278         $482         $1073

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .64% AND .77%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

8 PROSPECTUS

MARYLAND MUNICIPAL BOND FUND
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal and Maryland income tax, consistent with preservation of capital
INVESTMENT FOCUS             Maryland municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest in investment grade municipal securities
STRATEGY
INVESTOR PROFILE             Maryland residents who want income exempt from federal and state income taxes

                    [ICON] INVESTMENT STRATEGY
             The Maryland Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Maryland debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic conditions and government policies of Maryland. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

                                                                    PROSPECTUS 9

                                                    MARYLAND MUNICIPAL BOND FUND

                                        (AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON] FUND EXPENSES
        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .65%
Other Expenses                                                 .19%
                                                          ---------
Total Annual Fund Operating Expenses                           .84%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS
    $86         $268

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .49% AND .68%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

10 PROSPECTUS

PRIME QUALITY MONEY MARKET FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital and liquidity
INVESTMENT FOCUS             Money market instruments
PRINCIPAL INVESTMENT         Attempts to identify money market instruments with the most attractive risk/return
STRATEGY                     trade-off
INVESTOR PROFILE             Conservative investors who want to receive current income from their investment

                    [ICON] INVESTMENT STRATEGY
            The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, we try to increase income without adding undue risk. We analyze maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off.

               [ICON] MONEY MARKET FUNDS
         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

             [ICON] PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993            2.77
1994            3.77
1995            5.47
1996            4.99
1997            5.15

BEST QUARTER   WORST QUARTER
    1.37%           .68%
  (6/30/95)      (6/30/93)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.56%.

                                                                   PROSPECTUS 11

                                                 PRIME QUALITY MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE FIRST TIER AVERAGE.

                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (6/8/92)
PRIME QUALITY
  MONEY MARKET FUND                           5.15%        4.43%         4.28%
IBC/DONOGHUE FIRST
  TIER AVERAGE                                5.01%        4.32%         4.25%

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.
  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?
           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue First Tier Average is a widely recognized composite of money market funds that invest in the highest credit quality short-term money market instruments.

[ICON] FUND EXPENSES
        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .65%
Other Expenses                                                 .13%
                                                          ---------
Total Annual Fund Operating Expenses                           .78%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $80         $249         $433         $966

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE .51%, .09% AND .60%, RESPECTIVELY. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors."

12 PROSPECTUS

SHORT-TERM BOND FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Investment grade U.S. government and corporate debt
                             securities
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to identify securities that offer a
STRATEGY                     comparably better return than similar securities
                             for a given level of credit risk
INVESTOR PROFILE             Income oriented investors who are willing to accept
                             increased risk for the possibility of returns
                             greater than money market investing

            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...       7.1%
United States Treasury Note...       5.4%
U.S. Treasury Stripped........       4.5%
United States Treasury Note...       4.0%
United States Treasury Note...       3.8%
* HOLDINGS MAY VARY

                    [ICON] INVESTMENT STRATEGY
             The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund intends to maintain an average weighted maturity of 3 years or less. In selecting investments for the Fund, we attempt to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk. We manage the Fund from a total return perspective. That is, we make day to day investment decisions for the Fund with a view towards maximizing returns. We analyze yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Also, the Fund may invest in bonds rated "investment grade." Some investment grade bonds may have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed and asset-backed securities. See "Mortgage-Backed and Asset-Backed Securities" to the right.
  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED AND
  ASSET-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The owner of an asset-backed security owns a share of the underlying pool of assets, such as truck and auto loans, leases and credit card receivables. The mortgages, receivables or other assets underlying these securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturing of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rates.

              [ICON] PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994            -.07
1995           11.77
1996            3.90
1997            6.78

BEST QUARTER   WORST QUARTER
    3.76%          -.58%
  (6/30/95)      (3/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 3.00%.

                                                                   PROSPECTUS 13

                                                            SHORT-TERM BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX AND THE SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX.

                                                                 SINCE INCEPTION
                                         1 YEAR       3 YEARS       (3/15/93)
SHORT-TERM BOND FUND                         6.78%        7.44%          5.45%
SALOMON 1-3 YEAR TREASURY/ GOVERNMENT
  SPONSORED/ CORPORATE INDEX                 6.67%        7.54%          5.63%
SALOMON ONE YEAR TREASURY BENCHMARK
  ON-THE-RUN INDEX                           6.10%        6.61%          5.34%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?
            An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/Government Sponsored/ Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade corporate securities with maturities greater than 1 year and less than 3 years. The Salomon One Year Treasury Benchmark On-the-Run Index is a widely recognized index of U.S. Treasury securities.

[ICON] FUND EXPENSES
        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                             .65%
Other Expenses                                                       .15%
                                                                ---------
Total Annual Fund Operating Expenses                                 .80%

--------------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $82         $255         $444         $990

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .52% AND .67%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

14 PROSPECTUS

SMALL CAP GROWTH STOCK FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              Long-term capital appreciation
INVESTMENT FOCUS             U.S. small-cap common stocks of growth companies
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Identifies small-cap companies with above-average growth potential
STRATEGY
INVESTOR PROFILE             Investors who want the value of their investment to grow, but do not need current income

                    [ICON] INVESTMENT STRATEGY
            The Small Cap Growth Fund invests primarily in U.S. companies that demonstrate above-average growth potential. We invest in companies with an established operating history and a solid balance sheet. In selecting investments for the Fund, we choose companies with market capitalizations of up to about $3 billion. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transactions costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of smaller U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in small-or mid-cap companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, securities prices could be less stable than those of larger, more established companies.

                                                                   PROSPECTUS 15

                                                     SMALL CAP GROWTH STOCK FUND

[ICON] FUND EXPENSES
        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                      1.15%
Other Expenses*                                                .20%
                                                          ---------
Total Annual Fund Operating Expenses                          1.35%

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR           3 YEARS
      $137              $428

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 1.20%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

16 PROSPECTUS

TAX-FREE MONEY MARKET FUND
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal income tax, while preserving liquidity
INVESTMENT FOCUS             Municipal money market instruments
PRINCIPAL INVESTMENT         Attempts to increase income without added risk by analyzing credit quality
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive tax-exempt current income from their investment

                    [ICON] INVESTMENT STRATEGY
            The Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, we analyze the credit quality and structure of each security to minimize risk. We actively manage the Fund's average maturity based on current interest rates and our outlook of the market.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

                                                                   PROSPECTUS 17

                                                      TAX-FREE MONEY MARKET FUND

                                        (AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON] FUND EXPENSES
        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                       .40%
Other Expenses                                 .11%
                                               ----
Total Annual Fund Operating Expenses           .51%

--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR           3 YEARS
      $52               $164

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisors."

18 PROSPECTUS

U.S. GOVERNMENT SECURITIES FUND

         [ICON]    FUND SUMMARY

INVESTMENT GOALS             High current income, while preserving capital
INVESTMENT FOCUS             Mortgage-backed securities and U.S. Treasury
                             obligations
SHARE PRICE VOLATILITY       Low to medium
PRINCIPAL INVESTMENT         Attempts to increase income without adding undue
STRATEGY                     risk
INVESTOR PROFILE             Conservative investors who want to receive income
                             from their investment

            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...       5.1%
United States Treasury Bond...       5.0%
GNMA..........................       4.7%
FHLMC.........................       3.8%
FNMA Remic....................       3.2%
* HOLDINGS MAY VARY

                    [ICON] INVESTMENT STRATEGY
             The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from 7 to 14 years.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.

  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED SECURITIES
  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rate.

              [ICON] PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           17.33
1996            2.55
1997            8.94

BEST QUARTER    WORST QUARTER
    5.89%          -2.24%
  (6/30/95)       (3/31/96)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 3.90%.

                                                                   PROSPECTUS 19

                                                 U.S. GOVERNMENT SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX.

                                                                 SINCE INCEPTION
                                         1 YEAR       3 YEARS       (7/31/94)
U.S. GOVERNMENT SECURITIES FUND              8.94%        9.44%          7.73%
LEHMAN BROTHERS INTERMEDIATE
  GOVERNMENT BOND INDEX                      7.72%        8.65%          7.55%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?
            An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from 1 to 10 years.

[ICON] FUND EXPENSES
        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                             .74%
Other Expenses                                                       .19%
                                                                ---------
Total Annual Fund Operating Expenses                                 .93%

--------------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR       3 YEARS      5 YEARS     10 YEARS
    $95         $296         $515         $1143

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .58% AND .77%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

20 PROSPECTUS

U.S. TREASURY MONEY MARKET FUND
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income while maintaining liquidity
INVESTMENT FOCUS             Money market instruments issued and guaranteed by the U.S. Treasury
PRINCIPAL INVESTMENT         Investing in U.S. Treasury obligations and repurchase agreements
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive current income from their investment

                    [ICON] INVESTMENT STRATEGY
            The U.S. Treasury Money Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization. The Fund will maintain an average maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

                                                                   PROSPECTUS 21

                                                 U.S. TREASURY MONEY MARKET FUND

                                        (AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON] FUND EXPENSES

        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .65%
Other Expenses                                                 .10%
                                                          ---------
Total Annual Fund Operating Expenses                           .75%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR           3 YEARS
      $83               $259

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .53% AND .63%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

22 PROSPECTUS

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal and Virginia income tax, consistent with preservation of capital
INVESTMENT FOCUS             Virginia municipal securities
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to limit risk by investing in investment grade municipal securities with an
STRATEGY                     intermediate average maturity
INVESTOR PROFILE             Virginia residents who want income exempt from federal and state income taxes

                    [ICON] INVESTMENT STRATEGY

            The Virginia Intermediate Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Virginia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. We also consider stability and growth of principal. We expect that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in Virginia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

                                                                   PROSPECTUS 23

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                                        (AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON] FUND EXPENSES

        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .65%
Other Expenses                                                 .11%
                                                          ---------
Total Annual Fund Operating Expenses                           .76%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR           3 YEARS
      $120              $375

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisors."

24 PROSPECTUS

VIRGINIA MUNICIPAL BOND FUND
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

         [ICON]    FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal and Virginia income taxes, consistent with preservation of capital
INVESTMENT FOCUS             Virginia municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest in investment grade municipal securities
STRATEGY
INVESTOR PROFILE             Virginia residents who want income exempt from federal and state income taxes

                    [ICON] INVESTMENT STRATEGY
            The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Virginia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

                                                                   PROSPECTUS 25

                                                    VIRGINIA MUNICIPAL BOND FUND

                                        (AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON] FUND EXPENSES
        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .65%
Other Expenses                                                 .16%
                                                          ---------
Total Annual Fund Operating Expenses                           .81%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR           3 YEARS
      $83               $259

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .58% AND .74%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                                   PROSPECTUS 27

                                                  INTRODUCTION TO THE PORTFOLIOS

Each Portfolio, and each underlying Fund in which it invests is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Portfolio is based on the market prices of the securities the underlying Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, will vary depending on the types of securities the underlying Fund owns and the markets where these securities trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio and the underlying Funds diversify their holdings.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

The Portfolios provide investors with the opportunity to purchase three distinct asset allocations strategies implemented through investments in Trust Class Shares of selected Funds. By investing in the Portfolios, investors have the opportunity to diversify and allocate their assets among the broad range of Funds in STI Classic Funds.

The assets of each Portfolio will be allocated among underlying Funds in accordance with its investment objective, the Advisor's outlook for the economy, the financial markets and the relative market valuations of the underlying Funds. Each Portfolio has the ability to invest its assets allocated to a particular asset class in one or more of the underlying Funds, which have different investment objectives, policies and risk characteristics. Although the Portfolios currently expect to invest in one or more of the underlying Funds, the Advisor has the discretion to change the particular Funds used as underlying investments for the Portfolios. If determined to be in the best interest of the Portfolios, the Advisor reserves the right to substitute or include other underlying Funds, including Funds that do not currently exist. A Portfolio's goal may be changed without shareholder approval. Before investing, make sure that the Portfolio's goal matches your own.

28 PROSPECTUS

LIFE VISION BALANCED PORTFOLIO
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

         [ICON]    PORTFOLIO SUMMARY

INVESTMENT GOAL              Capital appreciation and current income
INVESTMENT FOCUS             Equity and bond funds
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Investing pursuant to an asset allocation strategy in a combination of STI Classic
STRATEGY                     Equity and Bond Funds
INVESTOR PROFILE             Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

                    [ICON] INVESTMENT STRATEGY
            The Life Vision Balanced Portfolio principally invests in STI Classic Funds that invest primarily in equity securities, but invest at least 25% of the Portfolio's total assets in STI Classic Funds that invest primarily in fixed income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Advisor analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.
THE PORTFOLIO CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                                INVESTMENT RANGE
                                                (PERCENTAGE OF THE LIFE
                                                VISION BALANCED
ASSET CLASS:                                    PORTFOLIO'S ASSETS)
EQUITY FUNDS                                    40-70%
  GROWTH AND INCOME FUND
  CAPITAL APPRECIATION FUND
  SMALL CAP GROWTH STOCK FUND
BOND FUNDS                                      30-60%
  SHORT-TERM BOND FUND
  INVESTMENT GRADE BOND FUND
  U.S. GOVERNMENT SECURITIES FUND
MONEY MARKET FUNDS                              0-20%
  PRIME QUALITY MONEY MARKET FUND

Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS PORTFOLIO?
The Portfolio invests in Funds that invest in common stocks and bonds. As a result, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. In addition, the value of bonds held by the underlying Bond Funds may decline due to rising interest rates. An issuer may be unable to make timely payments of principal or interest. The Portfolio may have more assets than usual invested in Bond Funds during periods of rising interest rates or less assets than usual invested in Bond Funds during falling interest rates. Some investment grade bonds may have speculative characteristics. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. Of course, the risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

                                                                   PROSPECTUS 29

                                                  LIFE VISION BALANCED PORTFOLIO

                                        (AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON] PORTFOLIO EXPENSES
        This table describes the Portfolio's expenses that you may pay indirectly if you hold Portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Classic
Funds.
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .25%
Other Expenses                                                 .13%
                                                          ---------
Total Annual Portfolio Operating Expenses                      .38%

--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Portfolio would be:

     1 YEAR           3 YEARS
      $143              $443

  SIMPLY SPEAKING . . .

  PORTFOLIO EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Portfolio's expenses in the table above are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .12% AND .25%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

30 PROSPECTUS

LIFE VISION GROWTH AND INCOME PORTFOLIO

(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

         [ICON]    PORTFOLIO SUMMARY

INVESTMENT GOAL              Long-term capital appreciation
INVESTMENT FOCUS             Equity and bond funds
SHARE PRICE VOLATILITY       Moderate
PRINCIPAL INVESTMENT         Investing pursuant to an asset allocation strategy in a combination of STI Classic
STRATEGY                     Equity and, to a lesser extent, Bond Funds
INVESTOR PROFILE             Investors who want their assets to grow, but want to moderate the risks of equity securities through investment of a portion of their assets in bonds

                    [ICON] INVESTMENT STRATEGY
            The Life Vision Growth and Income Portfolio invests at least 80% of the Portfolio's total assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Advisor analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.
THE PORTFOLIO CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                                INVESTMENT RANGE
                                                (PERCENTAGE OF THE LIFE
                                                VISION GROWTH AND
                                                INCOME PORTFOLIO'S
ASSET CLASS:                                    ASSETS)
EQUITY FUNDS                                    60-80%
  GROWTH AND INCOME FUND
  CAPITAL APPRECIATION FUND
  SMALL CAP GROWTH STOCK FUNDS
BOND FUNDS                                      20-40%
  SHORT-TERM BOND FUND
  INVESTMENT GRADE BOND FUND
  U.S. GOVERNMENT SECURITIES FUND
MONEY MARKET FUNDS                              0-20%
  PRIME QUALITY MONEY MARKET FUND

Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS PORTFOLIO?
The Portfolio invests in Funds that invest in common stocks and bonds. As a result, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. In addition, the value of bonds held by the underlying Bond Funds may decline due to rising interest rates. An issuer may be unable to make timely payments of principal or interest. The Portfolio may have more assets than usual invested in Bond Funds during periods of rising interest rates or less assets than usual invested in Bond Funds during falling interest rates. Some investment grade bonds may have speculative characteristics. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. Of course, the risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

                                                                   PROSPECTUS 31

                                         LIFE VISION GROWTH AND INCOME PORTFOLIO

                                        (AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON] PORTFOLIO EXPENSES
        This table describes the Portfolio's expenses that you may pay indirectly if you hold Portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Classic
Funds.
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       .25%
Other Expenses                                                 .21%
                                                          ---------
Total Annual Portfolio Operating Expenses                      .46%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Portfolio would be:

     1 YEAR           3 YEARS
      $156              $483

  SIMPLY SPEAKING . . .
  PORTFOLIO EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Portfolio's expenses in the table above are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .04% AND .25%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

32 PROSPECTUS

LIFE VISION MAXIMUM GROWTH PORTFOLIO
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

         [ICON]    PORTFOLIO SUMMARY

INVESTMENT GOAL              High capital appreciation
INVESTMENT FOCUS             Equity and money market Funds
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Investing at least 80% of the Portfolio's total assets in STI Classic Equity Funds
STRATEGY
INVESTOR PROFILE             Investors who want the value of their investment to grow, but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities

                    [ICON] INVESTMENT STRATEGY

            The Portfolio invests at least 80% of the Portfolio's total assets in STI Classic Funds that invest primarily in equity securities. The Portfolio's remaining assets may be invested in STI Classic Funds that invest primarily in fixed income securities, STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Advisor analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Portfolio currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                                INVESTMENT RANGE
                                                (PERCENTAGE OF THE LIFE
                                                VISION MAXIMUM GROWTH
ASSET CLASS                                     PORTFOLIO'S ASSETS)
EQUITY FUNDS                                    80-100%
  GROWTH AND INCOME FUND
  CAPITAL APPRECIATION FUND
  SMALL CAP GROWTH STOCK FUND
MONEY MARKET FUNDS                              0-20%
  PRIME QUALITY MONEY MARKET FUND

Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Portfolio invests in Funds that invest in U.S. common stocks. As a result, the portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. Of course, the risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

                                                                   PROSPECTUS 33

                                            LIFE VISION MAXIMUM GROWTH PORTFOLIO

                                        (AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON] PORTFOLIO EXPENSES

        This table describes the Portfolio's expenses that you may pay indirectly if you own Portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Classic
Funds.
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

Investment Advisory Fees                       .25%
Other Expenses                                 .23%
                                               ----
Total Annual Portfolio Operating Expenses      .48%

--------------------------------------------------

EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Portfolio would be:

     1 YEAR           3 YEARS
      $166              $514

  SIMPLY SPEAKING . . .

  PORTFOLIO EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Portfolio's expenses in the table above are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE .02% AND .25%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

34 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENTS

      [ICON] FUND INVESTMENTS
       The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.
BOND FUNDS

                                   INVESTMENT       MARYLAND       SHORT-TERM       U.S.         VIRGINIA      VIRGINIA
                                   GRADE BOND    MUNICIPAL BOND    BOND FUND     GOVERNMENT    INTERMEDIATE    MUNICIPAL
                                      FUND            FUND                       SECURITIES      MUNICIPAL     BOND FUND
                                                                                    FUND         BOND FUND
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                                X
-------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities              X                               X
-------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities             X                               X              X
-------------------------------------------------------------------------------------------------------------------------
Municipal Securities                                   X                                             X             X
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities             X                                              X
-------------------------------------------------------------------------------------------------------------------------

EQUITY FUNDS

                                  CAPITAL APPRECIATION   GROWTH AND INCOME     SMALL CAP GROWTH
                                          FUND                  FUND              STOCK FUND
------------------------------------------------------------------------------------------------
Convertible Securities                                           X
------------------------------------------------------------------------------------------------
U.S. Stocks                                X                     X                    X
------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS

                                  PRIME QUALITY MONEY      TAX-FREE MONEY     U.S. TREASURY MONEY
                                      MARKET FUND           MARKET FUND           MARKET FUND
--------------------------------------------------------------------------------------------------
Bank Obligations                           X
--------------------------------------------------------------------------------------------------
Commercial Paper                           X
--------------------------------------------------------------------------------------------------
Corporate Obligations                      X
--------------------------------------------------------------------------------------------------
Foreign Securities (U.S. Dollar
  denominated)                             X
--------------------------------------------------------------------------------------------------
Municipal Securities                                             X
--------------------------------------------------------------------------------------------------
U.S. Government Securities                 X
--------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                                               X
--------------------------------------------------------------------------------------------------

LIFE VISION PORTFOLIOS

                                                                               LIFE VISION
                                     LIFE VISION       LIFE VISION GROWTH     MAXIMUM GROWTH
                                  BALANCED PORTFOLIO  AND INCOME PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------
Bond Funds                                X                    X
----------------------------------------------------------------------------------------------
Equity Funds                              X                    X                    X
----------------------------------------------------------------------------------------------
Money Market Funds                        X                    X                    X
----------------------------------------------------------------------------------------------

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.
The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. In addition, the Investment Grade Bond Fund, Short-Term Bond Fund, and the U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

                                                                   PROSPECTUS 35

                                               EACH FUND'S PRINCIPAL INVESTMENTS

                   [ICON] INVESTMENT ADVISORS
The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment program. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.
STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Capital Appreciation and Investment Grade Bond Funds. As of December 31, 1998, STI Capital had approximately 14.7 billion in assets under management. For the fiscal year ended May 31, 1998, STI Capital received advisory fees of:

CAPITAL APPRECIATION FUND................      1.04%
INVESTMENT GRADE BOND FUND...............       .64%

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Growth and Income, Maryland Municipal Bond, Prime Quality Money Market, Tax-Free Money Market, Small Cap Growth Stock, Short-Term Bond, U.S. Treasury Money Market, U.S. Government Securities, Virginia Intermediate Municipal, and Virginia Municipal Funds. As of December 31, 1998, Trusco had approximately 23 billion in assets under management. For the fiscal year ended May 31, 1998, Trusco received advisory fees of:

SHORT-TERM BOND FUND.....................       .52%
PRIME QUALITY MONEY MARKET FUND..........       .51%
U.S. GOVERNMENT SECURITIES FUND..........       .58%

The Growth and Income, Maryland Municipal Bond, Small Cap Growth Stock, Tax-Free Money Market, U.S. Treasury Money Market, Virginia Intermediate Municipal Bond and Virginia Municipal Bond Funds and the Life Vision Balanced, Life Vision Growth and Income, and Life Vision Maximum Growth Portfolios had not commenced operations as of May 31, 1998.
The Advisors may use their affiliates as brokers for Fund transactions. PORTFOLIO MANAGERS
Mr. Anthony Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Appreciation Fund since it began operating in June 1992. He has more than 30 years of investment experience.

36 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Mr. L. Earl Denney, CFA, has served as Senior Vice President of STI since 1983. He has managed the Investment Grade Bond Fund since it began operating in June 1992. He has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was fixed income portfolio manager with American National Bank.

The U.S. Government Securities Fund has been co-managed by Mr. Charles B. Leonard and Mr. Michael L. Ford since it began operating in June 1994. Mr. Leonard, CFA, has served as First Vice President of Trusco since 1988, and has more than 25 years of investment experience. Mr. Ford has been an Associate of Trusco since April 1994, and has more than 11 years of investment experience. Prior to joining Trusco, Mr. Ford served as a senior securities analyst at Liberty Capital Advisors from 1992 to 1994 and served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.

Mr. Mark D. Garfinkel, CFA, has served as a portfolio manager at Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 10 years of investment experience and has been a portfolio manager with SunTrust Banks or an affiliate since 1990.

Mr. David Yealy has served as a Vice President of Trusco since 1993. He has managed the Short-Term Bond Fund since July 1996. He has more than 13 years of investment experience.

The Life Vision Balanced Portfolio, Life Vision Growth and Income Portfolio, Life Vision Maximum Growth Portfolio, Growth and Income, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund are managed by teams of investment professionals from Trusco.

                      [ICON] PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
Generally you may not purchase Trust Shares directly. Rather, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not purchase shares of a Money Market Fund on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, generally we must receive your purchase order from your financial institution before 4:00 p.m. Eastern time. For the Money Market Funds, your purchase

                                                                   PROSPECTUS 37

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

order will be effective on the Business Day we receive it if:

- we receive your order before 11:00 a.m. Eastern time for the Tax-Free Money Market Fund or before 1:00 p.m. Eastern time for the Prime Quality and U.S. Treasury Money Market Funds; and

- we receive federal funds (readily available) before we calculate NAV (normally 4:00 p.m. Eastern time).

  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS
  You may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.

HOW WE CALCULATE NAV
In calculating NAV, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares. In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If market prices are unavailable, or we think that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. We expect the NAV of each Money Market Fund to remain constant at $1.00 per share, although we cannot guarantee this.

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting your financial institution. Your financial institution will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your financial institution. For the Money Market Funds, your sale order will be effective on that same Business Day if we receive your order before:

- 11:00 a.m. Eastern time for the Tax-Free Money Market Fund; or

- 1:00 p.m. Eastern time for the Prime Quality Money Market and U.S. Treasury Money Market Funds.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

38 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

REDEMPTIONS IN KIND
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

                                                                   PROSPECTUS 39

                                                HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. As of May 31, 1998, the Small Cap Growth Stock, Growth and Income, Maryland Municipal Bond, Tax-Free Money Market, U.S. Treasury Money Market, Virginia Intermediate Municipal Bond, Virginia Municipal Bond Funds and the Life Vision Balanced, Life Vision Growth and Income, and Life Vision Maximum Growth Portfolios had not commenced operations. This information has been audited by Arthur Andersen, LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.
  SIMPLY SPEAKING . . .
  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                                   NET REALIZED
                                                                        AND
                                     NET ASSET                      UNREALIZED     DISTRIBUTIONS
                                       VALUE            NET            GAINS         FROM NET      DISTRIBUTIONS     NET ASSET
                                   BEGINNING OF     INVESTMENT      (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END OF
                                      PERIOD       INCOME (LOSS)    INVESTMENTS       INCOME       CAPITAL GAINS      PERIOD
                                   -------------   -------------   -------------   -------------   -------------   -------------
-------------------------
CAPITAL APPRECIATION FUND**
-------------------------
  Trust Shares
    1998.........................  $      15.09    $       0.09    $       3.96    $      (0.09)   $      (2.57)   $      16.48
    1997.........................         14.90            0.12            3.13           (0.12)          (2.94)          15.09
    1996.........................         12.18            0.12            3.32           (0.13)          (0.59)          14.90
    1995.........................         11.99            0.16            0.57           (0.14)          (0.40)          12.18
    1994.........................         11.95            0.16            0.31           (0.17)          (0.26)          11.99
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Trust Shares
    1998.........................  $      10.16    $       0.60    $       0.49    $      (0.60)   $         --    $      10.65
    1997.........................         10.07            0.60            0.09           (0.60)             --           10.16
    1996.........................         10.26            0.60           (0.19)          (0.60)             --           10.07
    1995.........................          9.89            0.61            0.37           (0.61)             --           10.26
    1994.........................         10.45            0.50           (0.36)          (0.50)          (0.20)           9.89
----------------------
SHORT-TERM BOND FUND
----------------------
  Trust Shares
    1998.........................  $       9.90    $       0.55    $       0.16    $      (0.55)   $      (0.01)   $      10.05
    1997.........................          9.86            0.53            0.07           (0.53)          (0.03)           9.90
    1996.........................          9.98            0.54           (0.10)          (0.54)          (0.02)           9.86
    1995.........................          9.79            0.53            0.19           (0.53)             --            9.98
    1994.........................         10.01            0.42           (0.21)          (0.42)          (0.01)           9.79
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Trust Shares
    1998.........................  $      10.02    $       0.61    $       0.44    $      (0.61)   $         --    $      10.46
    1997.........................          9.91            0.62            0.11           (0.62)             --           10.02
    1996.........................         10.27            0.62           (0.33)          (0.62)          (0.03)           9.91
    1995(1)......................          9.98            0.53            0.29           (0.53)             --           10.27
---------------------------------
PRIME QUALITY MONEY MARKET FUND
---------------------------------
  Trust Shares
    1998.........................  $       1.00    $       0.05    $         --    $      (0.05)   $         --    $       1.00
    1997.........................          1.00            0.05              --           (0.05)             --            1.00
    1996.........................          1.00            0.05              --           (0.05)             --            1.00
    1995.........................          1.00            0.05              --           (0.05)             --            1.00
    1994.........................          1.00            0.03              --           (0.03)             --            1.00

                                                                                                                   RATIO OF NET
                                                                                                     RATIO OF       INVESTMENT
                                                                                                    EXPENSES TO    INCOME (LOSS)
                                                                                   RATIO OF NET     AVERAGE NET     TO AVERAGE
                                                                     RATIO OF       INVESTMENT        ASSETS        NET ASSETS
                                                    NET ASSETS      EXPENSES TO    INCOME (LOSS)    (EXCLUDING      (EXCLUDING
                                                   END OF PERIOD    AVERAGE NET     TO AVERAGE      WAIVERS AND     WAIVERS AND
                                   TOTAL RETURN        (000)          ASSETS        NET ASSETS     REIMBURSEMENTS) REIMBURSEMENTS)
                                   -------------   -------------   -------------   -------------   -------------   -------------
-------------------------
CAPITAL APPRECIATION FUND**
-------------------------
  Trust Shares
    1998.........................         29.51%   $   1,532,587           1.16%           0.61%           1.27%           0.50%
    1997.........................         24.66        1,085,128           1.15            0.83            1.25            0.73
    1996.........................         28.97          981,498           1.15            0.90            1.27            0.78
    1995.........................          6.63          984,205           1.15            1.38            1.28            1.25
    1994.........................          3.87          891,870           1.15            1.25            1.29            1.11
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Trust Shares
    1998.........................         10.92%   $     793,488           0.76%           5.67%           0.86%           5.57%
    1997.........................          6.99          633,646           0.75            5.89            0.85            5.79
    1996.........................          4.02          599,514           0.75            5.81            0.87            5.69
    1995.........................         10.39          543,308           0.75            6.22            0.88            6.09
    1994.........................          1.17          460,538           0.75            4.77            0.88            4.64
----------------------
SHORT-TERM BOND FUND
----------------------
  Trust Shares
    1998.........................          7.31%   $     120,422           0.66%           5.47%           0.79%           5.34%
    1997.........................          6.30           89,701           0.65            5.37            0.78            5.24
    1996.........................          4.45           91,156           0.65            5.39            0.81            5.23
    1995.........................          7.60           60,952           0.65            5.49            0.85            5.29
    1994.........................          2.02           34,772           0.65            4.15            0.85            3.95
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Trust Shares
    1998.........................         10.76%   $      34,899           0.76%           5.93%           0.92%           5.77%
    1997.........................          7.54           19,471           0.75            6.19            1.02            5.92
    1996.........................          2.77           10,277           0.75            6.05            1.25            5.55
    1995(1)......................          8.64*           3,291           0.75*           6.67*           3.33*           4.09*
---------------------------------
PRIME QUALITY MONEY MARKET FUND
---------------------------------
  Trust Shares
    1998.........................          5.22%   $   1,880,229           0.59%           5.10%           0.77%           4.92%
    1997.........................          5.01        1,086,555           0.58            4.90            0.76            4.72
    1996.........................          5.25        1,050,800           0.58            5.11            0.78            4.91
    1995.........................          4.79          799,189           0.58            4.77            0.79            4.56
    1994.........................          2.88          583,399           0.58            2.86            0.79            2.65


                                     PORTFOLIO
                                   TURNOVER RATE
                                   -------------
-------------------------
CAPITAL APPRECIATION FUND**
-------------------------
  Trust Shares
    1998.........................           194%
    1997.........................           141
    1996.........................           156
    1995.........................           128
    1994.........................           124
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Trust Shares
    1998.........................           109%
    1997.........................           298
    1996.........................           184
    1995.........................           238
    1994.........................           259
----------------------
SHORT-TERM BOND FUND
----------------------
  Trust Shares
    1998.........................            87%
    1997.........................           118
    1996.........................           163
    1995.........................           200
    1994.........................            75
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Trust Shares
    1998.........................            14%
    1997.........................            21
    1996.........................            83
    1995(1)......................            30
---------------------------------
PRIME QUALITY MONEY MARKET FUND
---------------------------------
  Trust Shares
    1998.........................
    1997.........................
    1996.........................
    1995.........................
    1994.........................

 *  Return is for period indicated and has not been annualized.
 **  Formerly the Capital Growth Fund.
(1)  Commenced operations on July 31, 1994.

40 PROSPECTUS

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Equity Fund distributes its income quarterly, each Bond and Money Market Fund declares income dividends daily and pays these dividends monthly, and the Life Vision Portfolios distribute income quarterly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OF FUND SHARES.

The Maryland Municipal Bond, Virginia Intermediate Municipal Bond, Virginia Municipal Bond, and Free Money Market Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

PROSPECTUS
HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and Flex Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:
        2  CAPITAL APPRECIATION FUND
           (FORMERLY THE CAPITAL GROWTH FUND)
        4  GROWTH AND INCOME FUND
        6  INVESTMENT GRADE BOND FUND
        8  MARYLAND MUNICIPAL BOND FUND
       10  PRIME QUALITY MONEY MARKET FUND
       12  SMALL CAP GROWTH STOCK FUND
       14  TAX-FREE MONEY MARKET FUND
       16  U.S. GOVERNMENT SECURITIES FUND
       18  VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
       20  VIRGINIA MUNICIPAL BOND FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:
       22  EACH FUND'S PRINCIPAL INVESTMENTS
       23  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       24  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       29  HISTORICAL FINANCIAL INFORMATION
       30  HOW FUND SHARES ARE DISTRIBUTED
       31  DIVIDENDS AND DISTRIBUTIONS
       31  TAXES
           TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
           FUNDS PLEASE REFER TO THE BACK COVER OF THE
           PROSPECTUS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[ICON]        FUND SUMMARY
              INVESTMENT STRATEGY
[ICON]
              WHAT ARE THE RISKS OF INVESTING?
[ICON]
              PERFORMANCE INFORMATION
[ICON]
              WHAT IS AN INDEX?
[ICON]

              FEES AND EXPENSES
[ICON]

              FUND INVESTMENTS
[ICON]
              INVESTMENT ADVISORS
[ICON]
              PURCHASING FUND SHARES
[ICON]

--------------------------------------------------------------------------------

OCTOBER 1, 1998
(AS SUPPLEMENTED APRIL 15, 1999)

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Equity Funds invest primarily in common stocks and other equity securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been subject to more price fluctuation in the short run.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.

Each Fund has its own investment goal and strategies for reaching that goal. But we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Advisors invest each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

CHOOSING INVESTOR OR FLEX SHARES

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

INVESTOR SHARES
- Front-end sales charge
- Lower annual expenses
- $2,000 minimum initial investment

FLEX SHARES
- Deferred sales charge
- Higher annual expenses
- $10,000 minimum initial investment

2 PROSPECTUS

CAPITAL APPRECIATION FUND
(PRIOR TO APRIL 15, 1999, THE FUND WAS NAMED THE CAPITAL GROWTH FUND)

[ICON]  FUND SUMMARY

INVESTMENT GOAL              Capital appreciation
INVESTMENT FOCUS             U.S. common stocks
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify companies with above average
STRATEGY                     growth potential
INVESTOR PROFILE             Investors who want the value of their investment to
                             grow, but do not need to receive income on their
                             investment

            TOP FIVE HOLDINGS
              AS OF 6/30/98*
General Electric Company.......       2.8%
Bristol Myers Squibb
 Company.......................       1.9%
Carnival Corporation,
 Class A.......................       1.9%
United Technologies
 Corporation...................       1.8%
Microsoft Corporation..........       1.7%
* HOLDINGS MAY VARY

                    [ICON] INVESTMENT STRATEGY
            The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that we believe are undervalued by the stock market. In selecting investments for the Fund, we choose companies that we believe have above average growth potential. We rotate the Fund's investments among various market sectors based on our research of business cycles. Our strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

             [ICON] PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           9.27%
1994          -8.01%
1995          30.33%
1996          19.50%
1997          30.34%

BEST QUARTER   WORST QUARTER
   16.84%          -4.33%
  (6/30/97)      (12/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 16.80%.

                                                                    PROSPECTUS 3

                                                       CAPITAL APPRECIATION FUND

           (PRIOR TO APRIL 15, 1999, THE FUND WAS NAMED THE CAPITAL GROWTH FUND)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE S&P 500 INDEX.

                                                  SINCE
                                                INCEPTION
INVESTOR SHARES           1 YEAR     5 YEARS    (6/9/92)
CAPITAL APPRECIATION FUND                25.50%     14.46%      16.04%
S&P 500 INDEX                            33.35%     20.25%      19.65%

                                       SINCE
                                     INCEPTION
FLEX SHARES               1 YEAR     (6/1/95)
CAPITAL APPRECIATION FUND                 27.77%      25.26%
S&P 500 INDEX                             33.35%      29.81%

   SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?
              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

[ICON] FEES AND EXPENSES
       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES    FLEX SHARES
                                                                                       3.75%           None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*
                                                                                       None            2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**

*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."
The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES      FLEX SHARES
Investment Advisory Fees                                                                 1.15 %              1.15%
Distribution and Service (12b-1) Fees                                                     .68 %              1.00%
Other Expenses                                                                            .19 %               .25%
                                                                                       ---                 ---
Total Annual Fund Operating Expenses                                                     2.02 %              2.40%

---------------------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:          1 YEAR       3 YEARS      5 YEARS     10 YEARS
Investor Shares                $     572    $     985    $    1422    $    2635
Flex Shares                    $     448    $     748    $    1280    $    2736
IF YOU DO NOT SELL YOUR
SHARES:
Investor Shares                $     572    $     985    $    1422    $    2635
Flex Shares                    $     248    $     748    $    1280    $    2736

   SIMPLY SPEAKING . . .
  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.04%, .59% AND 1.82%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.04%, 1.00% AND 2.29%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

4 PROSPECTUS

GROWTH AND INCOME FUND

[ICON]  FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                    Long-term capital appreciation
  SECONDARY                  Current income
INVESTMENT FOCUS             Equity securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to identify income producing securities of companies with low price/earnings
STRATEGY                     ratios and above average earnings momentum
INVESTOR PROFILE             Investors who are looking for capital appreciation potential and income with less volatility than the equity markets as a whole

                    [ICON] INVESTMENT STRATEGY

            The Growth and Income Fund invests primarily in domestic and foreign common stock of companies with market capitalizations of at least $1 billion. We use a qualitative screening to select companies with a favorable price to earnings ratio and to create a portfolio with low risk characteristics. Strong financial quality and above average earnings momentum are selected to secure the best relative values in each economic sector.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?

The Fund invests primarily in equity securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The equity markets tend to move in cycles, the periods of risking prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

             [ICON] PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of Flex Shares and Investor Shares will differ slightly due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           9.27%
1994          -8.01%
1995          30.33%
1996          19.50%
1997          30.34%

BEST QUARTER   WORST QUARTER
   17.35%         -10.35%
  (6/30/97)      (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 3/31/99 WAS 2.64%.

                                                                    PROSPECTUS 5

                                                          GROWTH AND INCOME FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX.

                                                  SINCE
                                                INCEPTION
INVESTOR SHARES           1 YEAR     5 YEARS    (5/7/93)
GROWTH AND INCOME FUND                   12.90%     17.10%      16.07%
S&P 500 COMPOSITE INDEX                  28.60%     24.05%      22.40%

                                       SINCE
                                     INCEPTION
FLEX SHARES               1 YEAR     (4/19/95)
CAPITAL APPRECIATION FUND                 12.28%      20.98%
S&P 500 COMPOSITE INDEX                   28.60%      29.32%

   SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

              An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

[ICON] FEES AND EXPENSES

       This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                          INVESTOR SHARES     FLEX SHARES
                                                    3.75%        None
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)*

                                               None              2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**

*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."

**THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."

The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                          INVESTOR SHARES     FLEX SHARES
Investment Advisory Fees                             .90%              .90%
Distribution and Service (12b-1) Fees                .25%             1.00%
Other Expenses                                       .20%              .22%
                                                  ---               ---
Total Annual Fund Operating Expenses                1.35%             2.12%

---------------------------------------------------------------
EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE
PERIOD:                                          1 YEAR     3 YEARS
Investor Shares                                            $507        $787
Flex Shares                                                $421        $664

IF YOU DO NOT SELL YOUR SHARES:
Investor Shares                                            $507        $787
Flex Shares                                                $221        $664

   SIMPLY SPEAKING . . .

  FUND EXPENSES
   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .90%, .08% AND 1.18%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .90%, .81% AND 1.93%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

6 PROSPECTUS

INVESTMENT GRADE BOND FUND

[ICON]  FUND SUMMARY

INVESTMENT GOAL                 High total return through current income and capital
                                appreciation, while preserving the principal amount
                                invested
INVESTMENT FOCUS                Investment grade U.S. government and corporate debt
                                securities
SHARE PRICE VOLATILITY          Medium
PRINCIPAL INVESTMENT STRATEGY   Attempts to identify relatively inexpensive securities in
                                a selected market index
INVESTOR PROFILE                Investors who want to receive income from their
                                investment, as well as an increase in the value of the
                                investment

              TOP FIVE HOLDINGS
               AS OF 6/30/98*
United States Treasury Bond.......      11.6%
United States Treasury Bond.......       8.6%
United States Treasury Bond.......       7.0%
Merrill Lynch.....................       4.9%
FNMA..............................       4.9%
* HOLDINGS MAY VARY

                    [ICON] INVESTMENT STRATEGY
               The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, we try to minimize risk while attempting to outperform selected market indices. Currently, our selected index is the Lehman Brothers Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. We seek to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. We allocate the Fund's investments among various market sectors based on our analysis of historical data, yield information and credit ratings. We anticipate that the Fund's average weighted maturity will range from 4 to 10 years. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.
   SIMPLY SPEAKING . . .
  MORTGAGE-BACKED SECURITIES
   A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at a lower interest rate.

              [ICON] PERFORMANCE INFORMATION
          The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1993       10.43
1994           -3.57
1995           17.26
1996            1.93
1997            8.64

BEST QUARTER   WORST QUARTER
    6.02%          -2.67%
  (6/30/95)      (3/31/94)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 4.13%.

                                                                    PROSPECTUS 7

                                                      INVESTMENT GRADE BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/ CORPORATE BOND INDEX.

                                                                             SINCE
                                                                           INCEPTION
                                                 1 YEAR       3 YEARS      (6/11/92)
INVESTMENT GRADE
  BOND FUND                                         4.56%        7.73%         5.93%
LEHMAN GOVERNMENT/
  CORPORATE BOND INDEX                              9.75%       10.43%         8.13%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?
            An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least 1 year.

[ICON] FEES AND EXPENSES

        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                  INVESTOR SHARES
Maximum Sales Charge (Load) Imposed on Purchases                                         3.75%
(as a percentage of offering price)*
Maximum Deferred Sales Charge (Load)                                                   None
(as a percentage of net asset value)
*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."

The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES
Investment Advisory Fees                                                                   .74%
Distribution and Service (12b-1) Fees                                                      .43%
Other Expenses                                                                             .22%
                                                                                           ---
Total Annual Fund Operating Expenses                                                      1.39%

--------------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
Investor Shares                    $     511    $     799    $    1107    $    1981

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .64%, .31% AND 1.17%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

8 PROSPECTUS

MARYLAND MUNICIPAL BOND FUND
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON]  FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal and Maryland income tax, consistent with preservation of capital
INVESTMENT FOCUS             Maryland municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest in investment grade municipal securities
STRATEGY
INVESTOR PROFILE             Maryland residents who want income exempt from federal and state income taxes

                    [ICON] INVESTMENT STRATEGY
            The Maryland Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Maryland debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic conditions and government policies of Maryland. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

                                                                    PROSPECTUS 9

                                                    MARYLAND MUNICIPAL BOND FUND

                                        (Available for purchase on May 24, 1999)

[ICON] FEES AND EXPENSES
        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                 FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)                                              None
                                                                                    2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*

*THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."
The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 FLEX SHARES
Investment Advisory Fees                                                                .65%
Distribution and Service (12b-1) Fees                                                  1.00%
Other Expenses                                                                          .51%
                                                                                        ---
Total Annual Fund Operating Expenses                                                   2.16%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:    1 YEAR     3 YEARS
Flex Shares                                           $425       $676
IF YOU DO NOT SELL YOUR SHARES:
Flex Shares                                           $225       $676

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .49%, .59% AND 1.59%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

10 PROSPECTUS

PRIME QUALITY MONEY MARKET FUND

[ICON]  FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital and liquidity
INVESTMENT FOCUS             Money market instruments
PRINCIPAL INVESTMENT         Attempts to identify money market instruments with the most attractive risk/return
STRATEGY                     trade-off
INVESTOR PROFILE             Conservative investors who want to receive current income from their investment

                    [ICON] INVESTMENT STRATEGY
            The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, we try to increase income without adding undue risk. We analyze maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off.

               [ICON] MONEY MARKET FUNDS
         Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

             [ICON] PERFORMANCE INFORMATION
        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           2.60%
1994           3.60%
1995           5.30%
1996           4.82%
1997           4.97%

BEST QUARTER   WORST QUARTER
    1.33%           .64%
  (6/30/95)      (6/30/93)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 2.47%.

                                                                   PROSPECTUS 11

                                                 PRIME QUALITY MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE IBC/ DONOGHUE FIRST TIER AVERAGE.

                                                                      SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (6/8/92)
PRIME QUALITY
  MONEY MARKET FUND                           4.97%        4.25%         4.11%
IBC/DONOGHUE
  FIRST TIER AVERAGE                          5.01%        4.32%         4.25%

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?

           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The IBC/Donoghue First Tier Average is a widely recognized composite of money market funds that invest in the highest credit quality short-term money market instruments.

[ICON] FUND EXPENSES

        This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES
Investment Advisory Fees                                                                  .65%
Distribution and Service (12b-1) Fees                                                     .20%
Other Expenses                                                                            .17%
                                                                                        ------
Total Annual Fund Operating Expenses                                                     1.02%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                          1 YEAR  3 YEARS    5 YEARS    10 YEARS
Investor Shares             $104       $325       $563      $1248

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, administration and custody services. The expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor, the Distributor and the Administrator are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES, OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE .51%, .13%, .13% AND .77%, RESPECTIVELY. The Advisor, Distributor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and "How Fund Shares are Distributed."

12 PROSPECTUS

SMALL CAP GROWTH STOCK FUND

[ICON]  FUND SUMMARY

INVESTMENT GOAL              Long-term capital appreciation
INVESTMENT FOCUS             U.S. small-cap common stocks of growth companies
SHARE PRICE VOLATILITY       High
PRINCIPAL INVESTMENT         Identifies small-cap companies with above-average growth potential
STRATEGY
INVESTOR PROFILE             Investors who want the value of their investment to grow, but who do not need current income

                    [ICON] INVESTMENT STRATEGY
            The Small Cap Growth Fund invests primarily in U.S. companies that demonstrate above-average growth potential. We invest in companies with an established operating history and a solid balance sheet. In selecting investments for the Fund, we choose companies with market capitalizations of up to about $3 billion. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transactions costs and additional capital gains taxes.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in common stocks of smaller U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in small-or mid-cap companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, securities prices could be less stable than those of large, more established companies.

                                                                   PROSPECTUS 13

SMALL CAP GROWTH STOCK FUND

[ICON] FEES AND EXPENSES

        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                  FLEX SHARES
                                                                                      None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
                                                                                       2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*

*THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                  FLEX SHARES
Investment Advisory Fees                                                               1.15%
Distribution and Service (12b-1) Fees                                                  1.00%
Other Expenses*                                                                         .25%
                                                                                        ---
Total Annual Fund Operating Expenses                                                   2.40%

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

--------------------------------------------------
EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END
OF THE PERIOD:                          1 YEAR       3 YEARS
Flex Shares                                            $     443    $     748
IF YOU DO NOT SELL YOUR SHARES:
Flex Shares                                            $     243    $     748

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 2.25%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

14 PROSPECTUS

TAX-FREE MONEY MARKET FUND
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON]  FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal income tax, while preserving liquidity
INVESTMENT FOCUS             Municipal money market instruments
PRINCIPAL INVESTMENT         Attempts to increase income without added risk by analyzing credit quality
STRATEGY
INVESTOR PROFILE             Conservative investors who want to receive tax-exempt current income from their investment

                    [ICON] INVESTMENT STRATEGY
            The Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, we analyze the credit quality and structure of each security to minimize risk. We actively manage the Fund's average maturity based on current interest rates and our outlook of the market.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

                                                                   PROSPECTUS 15

                                                      TAX-FREE MONEY MARKET FUND

                                        (Available for purchase on May 24, 1999)

[ICON] FEES AND EXPENSES
        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES
Maximum Sales Charge (Load) Imposed on Purchases                                       None
(as a percentage of offering price)*
Maximum Deferred Sales Charge (Load)                                                   None
(as a percentage of net asset value)

*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 INVESTOR SHARES
Investment Advisory Fees                                                                  .40%
Distribution and Service (12b-1) Fees                                                     .40%
Other Expenses                                                                            .31%
                                                                                          ---
Total Annual Fund Operating Expenses                                                     1.11%

--------------------------------------------------
EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:         1 YEAR     3 YEARS
Investor Shares                                            $113       $353

  SIMPLY SPEAKING . . .
  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .40%, 0% AND .67%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "How Fund Shares are Distributed."

16 PROSPECTUS

U.S. GOVERNMENT SECURITIES FUND

[ICON]  FUND SUMMARY

INVESTMENT GOAL              High current income, while preserving capital
INVESTMENT FOCUS             Mortgage-backed securities and U.S. Treasury
                             obligations
SHARE PRICE VOLATILITY       Low to medium
PRINCIPAL INVESTMENT         Attempts to increase income without adding undue
STRATEGY                     risk
INVESTOR PROFILE             Conservative investors who want to receive income
                             from their investment

            TOP FIVE HOLDINGS
             AS OF 6/30/98*
United States Treasury Note...       5.1%
United States Treasury Bond...       5.0%
GNMA..........................       4.7%
FHLMC.........................       3.8%
FNMA Remic....................       3.2%
* HOLDINGS MAY VARY

                    [ICON] INVESTMENT STRATEGY
            The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from 7 to 14 years.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in U.S. government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" to the right.

  SIMPLY SPEAKING . . .
  MORTGAGE-BACKED SECURITIES
   A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rate.

              [ICON] PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1996       1.66
1997            7.96

BEST QUARTER   WORST QUARTER
    3.59%          -2.44%
  (6/30/97)      (3/31/96)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/98 TO 6/30/98 WAS 3.44%.

                                                                   PROSPECTUS 17

                                                 U.S. GOVERNMENT SECURITIES FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX.

                                                                                  SINCE
                                                                                INCEPTION
                                                                  1 YEAR         (6/7/95)
U.S. GOVERNMENT SECURITIES FUND                                     5.96%          5.76%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                  7.72%          6.98%

  SIMPLY SPEAKING . . .
                    [ICON] WHAT IS AN INDEX?
            An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from 1 to 10 years.

[ICON] FEES AND EXPENSES

        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                  FLEX SHARES
Maximum Sales Charge (Load) Imposed on Purchases                                     None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)*                                                  2.00%
(as a percentage of net asset value)
*THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE
"SELLING FUND SHARES."

The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 FLEX SHARES
Investment Advisory Fees                                                                 .74%
Distribution and Service (12b-1) Fees                                                   1.00%
Other Expenses                                                                           .59%
                                                                                         ---
Total Annual Fund Operating Expenses                                                    2.33%

--------------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF
THE PERIOD:                                  1 YEAR     3 YEARS     5 YEARS      10 YEARS
Flex Shares                                  $ 436      $  727      $ 1245      $    2666
IF YOU DO NOT SELL YOUR SHARES:
Flex Shares                                  $ 236      $  727      $ 1245      $    2666

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .58%, .51% AND 1.68%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

18 PROSPECTUS

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON]  FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal and Virginia income tax, consistent with preservation of capital
INVESTMENT FOCUS             Virginia municipal securities
SHARE PRICE VOLATILITY       Low
PRINCIPAL INVESTMENT         Attempts to limit risk by investing in investment grade municipal securities with an
STRATEGY                     intermediate average maturity
INVESTOR PROFILE             Virginia residents who want income exempt from federal and state income taxes

                    [ICON] INVESTMENT STRATEGY
            The Virginia Intermediate Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Virginia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. We also consider stability and growth of principal. We expect that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Virginia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

                                                                   PROSPECTUS 19

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                                        (Available for purchase on May 24, 1999)

[ICON] FEES AND EXPENSES

        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                      INVESTOR SHARES
Maximum Sales Charge (Load) Imposed on Purchases                                             3.75%
(as a percentage of offering price)*
Maximum Deferred Sales Charge (Load)                                                        None
(as a percentage of net asset value)

*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."

The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                     INVESTOR SHARES
Investment Advisory Fees                                                                      .65%
Distribution and Service (12b-1) Fees                                                         .15%
Other Expenses                                                                                .29%
                                                                                              ---
Total Annual Fund Operating Expenses                                                         1.09%

--------------------------------------------------
EXAMPLE
--------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:      1 YEAR     3 YEARS
Investor Shares                                         $443       $639

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE .65%, 0%, AND .79%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

20 PROSPECTUS

VIRGINIA MUNICIPAL BOND FUND
(AVAILABLE FOR PURCHASE ON MAY 24, 1999)

[ICON]  FUND SUMMARY

INVESTMENT GOAL              High current income exempt from federal and Virginia income taxes, consistent with preservation of capital
INVESTMENT FOCUS             Virginia municipal securities
SHARE PRICE VOLATILITY       Medium
PRINCIPAL INVESTMENT         Attempts to invest in investment grade municipal securities
STRATEGY
INVESTOR PROFILE             Virginia residents who want income exempt from federal and state income taxes

                    [ICON] INVESTMENT STRATEGY
            The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

               [ICON] WHAT ARE THE RISKS OF
       INVESTING IN THIS FUND?
The Fund invests primarily in Virginia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

                                                                   PROSPECTUS 21

                                                    VIRGINIA MUNICIPAL BOND FUND

                                        (Available for purchase on May 24, 1999)

[ICON] FEES AND EXPENSES

        This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in a Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                 FLEX SHARES
                                                                                     None
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
                                                                                       2.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*

*THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."

The table below describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                                                                 FLEX SHARES
Investment Advisory Fees                                                                .65%
Distribution and Service (12b-1) Fees                                                  1.00%
Other Expenses                                                                          .48%
                                                                                        ---
Total Annual Fund Operating Expenses                                                   2.13%

--------------------------------------------------

EXAMPLE
--------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT
THE END OF THE PERIOD:                                     1 YEAR       3 YEARS
Flex Shares                                               $     442    $     667
IF YOU DO NOT SELL YOUR SHARES:
Flex Shares                                               $     242    $     667

  SIMPLY SPEAKING . . .

  FUND EXPENSES
  Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and the Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE .58%, .59% AND 1.65%, RESPECTIVELY. The Advisor and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and "Distribution of Fund Shares."

22 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENTS

      [ICON] FUND INVESTMENTS

       THE TABLE BELOW SHOWS EACH FUND'S PRINCIPAL INVESTMENTS. IN OTHER WORDS, THE TABLE DESCRIBES THE TYPE OR TYPES OF INVESTMENTS THAT WE BELIEVE WILL MOST LIKELY HELP EACH FUND ACHIEVE ITS INVESTMENT GOAL.

BOND FUNDS

                                                    INVESTMENT    MARYLAND        U.S.         VIRGINIA      VIRGINIA
                                                       GRADE      MUNICIPAL    GOVERNMENT    INTERMEDIATE    MUNICIPAL
                                                     BOND FUND    BOND FUND    SECURITIES      MUNICIPAL     BOND FUND
                                                                                  FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                               X                          X
-----------------------------------------------------------------------------------------------------------------------
Municipal Securities                                                  X                            X             X
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                               X                          X
-----------------------------------------------------------------------------------------------------------------------

EQUITY FUNDS

                                                                                     CAPITAL      GROWTH AND     SMALL CAP
                                                                                  APPRECIATION      INCOME      GROWTH STOCK
                                                                                      FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------
Convertible Securities                                                                                X
-----------------------------------------------------------------------------------------------------------------------------
U.S. Stocks                                                                             X             X              X
-----------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS

                                                                                                  PRIME QUALITY      TAX-FREE
                                                                                                  MONEY MARKET     MONEY MARKET
                                                                                                      FUND             FUND
---------------------------------------------------------------------------------------------------------------------------------
Bank Obligations                                                                                        X
---------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                                                                                        X
---------------------------------------------------------------------------------------------------------------------------------
Corporate Obligations                                                                                   X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Securities (U.S. Dollar denominated)                                                            X
---------------------------------------------------------------------------------------------------------------------------------
Municipal Securities                                                                                                     X
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                                                                              X
---------------------------------------------------------------------------------------------------------------------------------

Each Fund may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. In addition, the U.S. Government Securities Fund may shorten its average weighted maturity to as little as 90 days. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

                                                                   PROSPECTUS 23

                                       THE ADVISORS AND THEIR PORTFOLIO MANAGERS

                   [ICON] INVESTMENT ADVISORS

The Investment Advisors make investment decisions for the Funds and continuously review, supervise and administer their Funds' respective investment program. The Board of Trustees supervises the Advisors and establishes policies that the Advisors must follow in their management activities.

STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Capital Appreciation and Investment Grade Bond Funds. As of December 31, 1998, STI Capital had approximately $14.7 billion in assets under management. For the fiscal year ended May 31, 1998, STI Capital received advisory fees of 1.04% for the Capital Appreciation Fund and .64% for the Investment Grade Bond Fund.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Small Cap Growth Stock, Growth and Income, Maryland Municipal Bond, Prime Quality Money Market, Tax-Free Money Market, U.S. Government Securities Money Market, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds. As of December 31, 1998, Trusco had approximately $23 billion in assets under management. For the fiscal year ended May 31, 1998, Trusco received advisory fees of .51% for the Prime Quality Money Market Fund and .50% for the U.S. Government Securities Fund. The Small Cap Growth Stock, Growth and Income, Maryland Municipal Bond, Tax-Free Money Market, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds had not commenced operations as of May 31, 1998.

The Advisors may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Anthony Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Appreciation Fund since it began operating in June 1992. He has more than 30 years of investment experience.

Mr. L. Earl Denney, CFA, has served as Senior Vice President of STI since 1983. He has managed the Investment Grade Bond Fund since it began operating in June 1992. He has more than 20 years of experience in fixed income investment management. Prior to joining STI, he was fixed income portfolio manager with American National Bank.

The U.S. Government Securities Fund has been co-managed by Mr. Charles B. Leonard and Mr. Michael L. Ford since it began operating in June 1994. Mr. Leonard, CFA, has served as First Vice President of Trusco since 1988, and has more than 25 years of investment experience. Mr. Ford has been an Associate of Trusco since April 1994, and has more than 11 years of investment experience. Prior to joining Trusco, Mr. Ford served as a senior securities analyst at Liberty Capital Advisors from 1992 to 1994 and served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.

Mr. Mark D. Garfinkel, CFA, has served as a portfolio manager at Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 10 years of investment experience and has been a portfolio manager with SunTrust Banks or an affiliate since 1990.

The Growth and Income, Maryland Municipal Bond, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds are managed by teams of investment professionals from Trusco.

                      [ICON] PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase Investor and Flex Shares directly from us by:
- mail
- telephone
- wire
- direct deposit, or
- Automated Clearing House (ACH).

24 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not purchase shares of a Money Market Fund on federal holidays.

To purchase shares directly from us, please call 1-800-874-4770. Write your check, payable in U.S. dollars, to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. We cannot accept third-party checks, credit cards, credit card checks or cash. You may also purchase shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc. (SunTrust), or other financial institutions that have executed dealer agreements with us. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order plus, in the case of Investor Shares, the applicable front-end sales charge. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.

- we receive your order before 11:00 a.m. Eastern time for the Tax-Free Money Market Fund or before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund; and

- we receive federal funds (readily available) before we calculate NAV (normally 4:00 p.m. Eastern time).

Otherwise, your purchase order will be effective the following Business Day, as long as we receive funds before we calculate NAV the following day.

  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS
  If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

HOW WE CALCULATE NAV
In calculating NAV, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.

In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If we think that amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. We expect each Fund's NAV to remain constant at $1.00 per share, although we cannot guarantee this.

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

                                                                   PROSPECTUS 25

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

MINIMUM PURCHASES
To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. To purchase Flex Shares for the first time, you must invest at least $10,000 in any Fund ($2,000 for retirement plans). To purchase additional shares of any Fund, you must invest at least $1,000 or, if you pay by a statement coupon, $100. We may accept investments of smaller amounts, for either class of shares, at our discretion.

FUNDLINK
FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call us at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN
If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $10,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES
FRONT-END SALES CHARGES - INVESTOR SHARES
The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                 YOUR SALES CHARGE
                                  AS A PERCENTAGE    YOUR SALES CHARGE
                                        OF          AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:            OFFERING PRICE    YOUR NET INVESTMENT
-----------------------------------------------------------------------
LESS THAN $100,000                       3.75%                3.90%

$100,000 BUT LESS
THAN $250,000                            3.25%                3.36%

$250,000 BUT LESS
THAN $1,000,000                          2.50%                2.56%

$1,000,000 AND OVER                      1.50%                1.52%

WAIVER OF FRONT-END SALES CHARGE -
INVESTOR SHARES
The front-end sales charge will be waived on Investor Shares purchased: (1) through reinvestment of dividends and distributions; (2) through a SunTrust Securities, Inc. asset allocation account; (3) by persons repurchasing shares they redeemed within the last 60 days (see Repurchase of Investor Shares); (4) by current employees, and members of their immediate family, of SunTrust and its affiliates; (5) by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Trust department of a bank affiliated with SunTrust; (6) by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or (7) through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge.

26 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

REPURCHASE OF INVESTOR SHARES
You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 60 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - INVESTOR SHARES
RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. We will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. We will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide us with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). We may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. We will only consider the value of Investor Shares sold subject to a sales charge. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send us a Letter of Intent. As a result, neither Investor Shares of the Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize us to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, we will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES - FLEX SHARES
You do not pay a front-end sales charge when you purchase Flex Shares. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after we receive your sale request, whichever is less. The sales charge does not apply to Flex Shares you purchase through reinvestment of dividends or distributions. So, you

                                                                   PROSPECTUS 27

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons: (1) to make certain withdrawals from a retirement plan (not including IRAs); (2) because of death or disability; or (3) for certain payments under the Systematic Withdrawal Plan (which is discussed below).

  SIMPLY SPEAKING . . .

  OFFERING PRICE OF FUND SHARES
  The offering price of Investor Shares is the NAV next calculated after we receive your request, plus the front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.

SELLING FUND SHARES
HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. To sell your shares by telephone, the amount of your sale must be at least $1,000. If you would like to sell $25,000 or more of your shares, please notify us in writing and include a signature guarantee (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after we receive your request less, in the case of Flex Shares, any applicable deferred sales charge.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a SunTrust affiliated bank, electronically transferred to your account.

RECEIVING YOUR MONEY
Normally, we will send your sale proceeds within five Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

REDEMPTIONS IN KIND
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be

28 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum, $2,000 for Investor Shares and $10,000 for Flex Shares, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

EXCHANGING FUND SHARES
HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged. If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

  SIMPLY SPEAKING . . .

  EXCHANGES
  When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will based on the NAV next calculated after we receive your exchange request.

INVESTOR SHARES
You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

FLEX SHARES
You may exchange Flex Shares of any Fund for Flex Shares of any other Fund, or for Investor Shares of the Money Market Funds. No contingent deferred sales charge is imposed on redemptions of Money Market Funds shares you acquire in an exchange, provided you hold your shares for at least one year from your initial purchase. If you exchange Flex Shares for Investor Shares of a Money Market Fund, you may only exchange those Money Market Fund Investor Shares for Flex Shares.

                                                                   PROSPECTUS 29

                                                HISTORICAL FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Investor and Flex Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. As of May 31, 1998, the Growth and Income, Maryland Municipal Bond, Small Cap Growth Stock, Tax-Free Money Market, Virginia Intermediate Municipal Bond and Virginia Municipal Bond Funds had not commenced operations.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

  SIMPLY SPEAKING . . .

  FINANCIAL HIGHLIGHTS
  Study these tables to see how each Fund performed since it began investment operations.

                                                                  NET
                                                                REALIZED
                                                                  AND
                                                               UNREALIZED                DISTRIBUTIONS
                                     NET ASSET       NET         GAINS      DISTRIBUTIONS    FROM
                                       VALUE      INVESTMENT    (LOSSES)     FROM NET     REALIZED    NET ASSET
                                     BEGINNING      INCOME         ON       INVESTMENT    CAPITAL     VALUE END      TOTAL
                                     OF PERIOD      (LOSS)     INVESTMENTS    INCOME       GAINS      OF PERIOD    RETURN (A)
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
-------------------------
CAPITAL APPRECIATION FUND(1)
-------------------------
  Investor Shares
    1998...........................     $15.06       $(0.01)      $ 3.95       $   --       $(2.57)      $16.43        28.71%
    1997...........................      14.89         0.03         3.10        (0.02)       (2.94)       15.06        23.74
    1996...........................      12.17         0.03         3.32        (0.04)       (0.59)       14.89        28.18
    1995...........................      11.98         0.09         0.57        (0.07)       (0.40)       12.17         5.93
    1994...........................      11.93         0.09         0.31        (0.09)       (0.26)       11.98         3.26
  Flex Shares
    1998...........................     $14.96       $(0.04)      $ 3.87       $   --       $(2.57)      $16.22        28.12%
    1997...........................      14.84        (0.01)        3.07           --        (2.94)       14.96        23.24
    1996(2)........................      12.20         0.02         3.26        (0.05)       (0.59)       14.84        27.48*
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Investor Shares
    1998...........................     $10.16       $ 0.55       $ 0.49       $(0.55)      $   --       $10.65        10.49%
    1997...........................      10.06         0.56         0.10        (0.56)          --        10.16         6.66
    1996...........................      10.26         0.56        (0.20)       (0.56)          --        10.06         3.50
    1995...........................       9.89         0.57         0.38        (0.58)          --        10.26        10.04
    1994...........................      10.44         0.46        (0.35)       (0.46)       (0.20)        9.89         0.86
---------------------------------
PRIME QUALITY MONEY MARKET FUND
---------------------------------
  Investor Shares
    1998...........................     $ 1.00       $ 0.05       $   --       $(0.05)      $   --       $ 1.00         5.04%
    1997...........................       1.00         0.05           --        (0.05)          --         1.00         4.84
    1996...........................       1.00         0.05           --        (0.05)          --         1.00         5.08
    1995...........................       1.00         0.05           --        (0.05)          --         1.00         4.62
    1994...........................       1.00         0.03           --        (0.03)          --         1.00         2.71
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Flex Shares
    1998...........................     $10.02       $ 0.52       $ 0.44       $(0.52)      $   --       $10.46         9.78%
    1997...........................       9.91         0.53         0.11        (0.53)          --        10.02         6.57
    1996(3)........................      10.31         0.52        (0.37)       (0.52)       (0.03)        9.91         1.42*

                                                                                                  RATIO OF NET
                                                                    RATIO OF       RATIO OF        INVESTMENT
                                                                      NET        EXPENSES TO     INCOME (LOSS)
                                                                   INVESTMENT    AVERAGE NET     TO AVERAGE NET
                                                      RATIO OF       INCOME         ASSETS           ASSETS
                                      NET ASSETS    EXPENSES TO    (LOSS) TO      (EXCLUDING       (EXCLUDING     PORTFOLIO
                                        END OF      AVERAGE NET     AVERAGE      WAIVERS AND      WAIVERS AND     TURNOVER
                                     PERIOD (000)      ASSETS      NET ASSETS   REIMBURSEMENTS)  REIMBURSEMENTS)    RATE
                                     ------------   ------------   ----------   --------------   --------------   --------
-------------------------
CAPITAL APPRECIATION FUND(1)
-------------------------
  Investor Shares
    1998...........................     $271,044           1.81%       (0.03%)           2.01%           (0.23%)      194%
    1997...........................      218,660           1.80         0.19             2.02            (0.03)       141
    1996...........................      191,078           1.80         0.24             2.08            (0.04)       156
    1995...........................      160,875           1.80         0.73             2.10             0.43        128
    1994...........................      170,795           1.80         0.64             2.11             0.33        124
  Flex Shares
    1998...........................     $106,670           2.26%       (0.46%)           2.37%           (0.57%)      194%
    1997...........................       36,753           2.27        (0.29)            2.43            (0.45)       141
    1996(2)........................       10,969           2.27*       (0.29)*           2.68*           (0.70)*      156
----------------------------
INVESTMENT GRADE BOND FUND
----------------------------
  Investor Shares
    1998...........................     $ 33,269           1.14%        5.29%            1.38%            5.05%       109%
    1997...........................       33,165           1.15         5.48             1.41             5.22        298
    1996...........................       36,155           1.15         5.40             1.44             5.11        184
    1995...........................       33,772           1.15         5.79             1.49             5.45        238
    1994...........................       35,775           1.14         4.39             1.41             4.12        259
---------------------------------
PRIME QUALITY MONEY MARKET FUND
---------------------------------
  Investor Shares
    1998...........................     $411,821           0.76%        4.93%            0.98%            4.71%
    1997...........................      283,544           0.75         4.74             0.97             4.52
    1996...........................      215,696           0.75         4.94             1.00             4.69
    1995...........................      157,616           0.75         4.55             1.01             4.29
    1994...........................      129,415           0.75         2.67             0.99             2.43
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  Flex Shares
    1998...........................     $  4,022           1.67%        5.02%            2.32%            4.37%        14%
    1997...........................        2,801           1.66         5.26             2.42             4.50         21
    1996(3)........................        2,826           1.66*        5.18*            2.86*            3.98*        83

*   Annualized.
(1)  Formerly the Capital Growth Fund.
(2)  Commenced operations on June 1, 1995.
(3)  Commenced operations on June 9, 1994.

30 PROSPECTUS

HOW FUND SHARES ARE DISTRIBUTED

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Investor Shares, maximum distribution fees, as a percentage of average daily net assets, are as follows:

Capital Appreciation Fund                  .68%
Growth and Income Fund                     .25%
Investment Grade Bond Fund                 .43%
Prime Quality Money Market Fund            .20%
Tax-Free Money Market Fund                 .40%
Virginia Intermediate Municipal Bond
 Fund                                      .15%

For Flex Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

                                                                   PROSPECTUS 31

                                                               OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Equity Fund distributes its income quarterly. Each Bond and Money Market Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

32 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISORS

STI Capital Management, N.A.
Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

BY INTERNET:
http://www.suntrust.com

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

                                   PROSPECTUS

                             CLASSIC INSTITUTIONAL
                                CASH MANAGEMENT
                               MONEY MARKET FUND

                             CLASSIC INSTITUTIONAL
                           U.S. GOVERNMENT SECURITIES
                               MONEY MARKET FUND
                           (AVAILABLE FOR PURCHASE ON
                                 MAY 24, 1999)

                               INVESTMENT ADVISOR
                        TRUSCO CAPITAL MANAGEMENT, INC.
                                OCTOBER 1, 1998
                        (AS SUPPLEMENTED APRIL 1, 1999)

                                     [LOGO]

            CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
                CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
                               MONEY MARKET FUND

                        INVESTMENT ADVISOR TO THE FUNDS:
                        TRUSCO CAPITAL MANAGEMENT, INC.

    The STI Classic Funds (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios. This Prospectus sets forth concisely the information about the Shares of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Government Securities Money Market Fund (each a "Fund" and, together, the "Classic Institutional Money Market Funds"). Investors are advised to read this Prospectus and retain it for future reference.

    A Statement of Additional Information relating to the Funds dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-874-4770. The Statement of Additional Information is incorporated into this Prospectus by reference.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISOR OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

OCTOBER 1, 1998
(AS SUPPLEMENTED APRIL 1, 1999)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

3

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Trust's Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or SEI Investments Distribution Co. (the "Distributor"). This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Shares of the Classic Institutional Money Market Funds are offered primarily to various types of institutional investors ("Shareholders"), including SunTrust Banks, Inc. and its affiliates and correspondents, for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity.

                               TABLE OF CONTENTS

Expense Summary......................          4
Financial Highlights.................          5
The Trust............................          6
Funds and Investment Objectives......          6
Investment Policies and Strategies...          6
General Investment Policies and
 Strategies..........................          7
Investment Risks.....................          7
Investment Limitations...............          8
Performance Information..............          9
Purchase of Fund Shares..............          9
Redemption of Fund Shares............         10
Dividends and Distributions..........         10
Tax Information......................         11
STI Classic Funds Information........         12
The Trust............................         12
Board of Trustees....................         12
Investment Advisor...................         12
Banking Laws.........................         13
Distribution.........................         13
Administration.......................         14
Transfer Agent and Dividend
 Disbursing Agent....................         14
Custodian............................         14
Legal Counsel........................         14
Independent Public Accountants.......         14
Other Information....................         14
Voting Rights........................         14
Reporting............................         15
Shareholder Inquiries................         15
Description of Permitted
 Investments.........................         15
Appendix.............................        A-1

4

                                EXPENSE SUMMARY

Below is a summary of the annual operating expenses for shares of each Classic Institutional Money Market Fund. A hypothetical example based on the summary is also shown. Actual expenses may vary.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                                   CLASSIC         CLASSIC INSTITUTIONAL
                                                                INSTITUTIONAL         U.S. GOVERNMENT
                                                               CASH MANAGEMENT           SECURITIES
                                                              MONEY MARKET FUND      MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
Management Fees (after voluntary reductions)(1).............         .11%                   .17%
All Other Expenses (after voluntary reductions)(2)..........         .09%                   .08%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after voluntary reductions)(3)....         .20%                   .25%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Advisory Fees for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.20%, Classic Institutional U.S. Government Securities Money Market Fund--.20%. See "Investment Advisors." A person that purchases shares through an account with a financial institution may be charged separate fees by the financial institution.

(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from each Fund. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Other Expenses for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.11%, Classic Institutional U.S. Government Securities Money Market Fund--.10%.

(3) Absent the voluntary waivers described above, Total Operating Expenses for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.31%, Classic Institutional U.S. Government Securities Money Market Fund--.30%.

                                                                      CLASSIC INSTITUTIONAL      CLASSIC INSTITUTIONAL
                                                                         CASH MANAGEMENT      U.S. GOVERNMENT SECURITIES
                                                                        MONEY MARKET FUND          MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return and (2) redemption at the end of each time period:
    One Year.......................................................         $       2                  $       3
    Three Years....................................................                 6                          8
    Five Years.....................................................                11
    Ten Years......................................................                26
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

5

FINANCIAL HIGHLIGHTS

The table that follows presents information about the investment results of the Classic Institutional Cash Management Money Market Fund. The financial highlights for the Fund for the periods from inception through May 31, 1998 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770. The Classic Institutional U.S. Government Securities Money Market Fund had not commenced operations as of May 31, 1998.

For the Period From Inception Through May 31, 1998

For a Share Outstanding Throughout the Period

                           NET ASSET      NET       NET REALIZED   DISTRIBUTIONS   DISTRIBUTIONS
                           VALUE BE-    INVEST-        GAINS       FROM NET IN-     FROM REAL-     NET ASSET
                            GINNING     MENT IN-    (LOSSES) ON    VESTMENT IN-    IZED CAPITAL    VALUE END   TOTAL
                           OF PERIOD      COME      INVESTMENTS        COME            GAINS       OF PERIOD   RETURN
                           ---------   ----------   ------------   -------------   -------------   ---------   ------
                           ---------------------------------------------------------
                           CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
                           ---------------------------------------------------------
  Institutional Shares
    1998.................  $  1.00     $  0.05      $       --     $    (0.05)     $       --      $  1.00     5.63%
    1997(A)..............     1.00        0.02              --          (0.02)             --         1.00     2.51*

                                                        RATIO OF     RATIO OF EX-      RATIO OF NET
                                                          NET       PENSES TO AVER-     INVESTMENT
                                           RATIO OF     INVEST-     AGE NET ASSETS       INCOME TO
                                           EXPENSES     MENT IN-      (EXCLUDING        AVERAGE NET
                            NET ASSETS    TO AVERAGE    COME TO       WAIVERS AND     ASSETS (EXCLUD-
                           END OF PERI-    NET AS-      AVERAGE          REIM-        ING WAIVERS AND
                             OD (000)        SETS      NET ASSETS     BURSEMENTS)     REIMBURSEMENTS)
                           ------------   ----------   ----------   ---------------   ---------------

                           ---------------------------------------------------------

                           CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
                           ---------------------------------------------------------
  Institutional Shares
    1998.................  $  374,802         0.16%        5.49%          0.30%             5.35%
    1997(A)..............     395,673         0.06         5.49           0.52              5.03

(A)  Commenced operations on December 12, 1996.
 *  Total return is for the period indicated and has not been annualized.

6

THE TRUST

STI CLASSIC FUNDS (the "Trust") is a diversified, open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("shares") in a number of separate Funds. This Prospectus relates to the Classic Institutional Money Market Funds described below.

FUNDS AND INVESTMENT OBJECTIVES

THE CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments issued by corporations and the U.S. Government.

THE CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND seeks to provide high current income consistent with preservation of capital and the maintenance of liquidity.

It is a fundamental policy of each Classic Institutional Money Market Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that either Fund will achieve its investment objective or maintain a net asset value of $1.00 per share on a continuous basis.

Each Classic Institutional Money Market Fund intends to comply with federal regulations applicable to money market funds using the amortized cost method for calculating net asset value, which require each Fund to invest only in U.S. dollar denominated obligations, to maintain an average maturity on a dollar-weighted basis of 90 days or less and to acquire eligible securities that present minimal credit risk and have a maturity of 397 days or less.

INVESTMENT POLICIES AND STRATEGIES
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

The Classic Institutional Cash Management Money Market Fund will invest in money market instruments denominated in U.S. dollars consisting of: (i) U.S. Treasury obligations; (ii) receipts; (iii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government;
(iv) commercial paper issued by domestic and foreign issuers rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (an "NRSRO") as described in the "Appendix" or, if not rated, determined by the Advisor to be of comparable quality; (v) high quality obligations (including certificates of deposit, time deposits, bankers' acceptances, Eurodollar and Yankee bank obligations) of U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks or savings and loan and thrift institutions that are members of the Federal Reserve System, the Federal Deposit Insurance Corporation, or savings and loan associations; (vi) high quality short-term corporate obligations issued by companies with commercial paper meeting the ratings indicated in (iv) above, or, if not rated, determined by the Advisor to be of comparable quality; (vii) repurchase agreements involving such obligations;
(viii) high quality obligations of supranational entities satisfying the credit ratings described in (iv) above, or, if not rated, determined by the Advisor to be of comparable quality; (ix) high quality medium term notes;

7
(x) municipal securities; (xi) mortgage-backed securities and (xii) asset-backed securities. The Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks. The Fund may purchase securities subject to standby commitments. The Fund may also purchase restricted securities. As a money market fund, the Fund is subject to limitations on the percentage of its assets that may be invested in any one issuer and on the percentage that may be invested in securities carrying the second highest rating assigned by the requisite NRSROs.

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

The Classic U.S. Government Securities Money Market Fund will invest solely in
(i) U.S. Treasury Obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government;
(iii) repurchase agreements involving and of the foregoing obligations; and (iv) shares of registered money market funds that invest in the foregoing.

GENERAL INVESTMENT POLICIES AND STRATEGIES

In the event that a security owned by a Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security.

Each of the Funds may engage in securities lending and will limit such practice to 33 1/3% of its total assets. No Fund may purchase additional securities while its outstanding borrowings exceed 5% of its assets.

It is a non-fundamental policy of each Fund to invest no more than 10% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days at a price approximating its carrying value. Rule 144A securities and Section 4(2) commercial paper that meet the criteria established by the Board of Trustees of the Trust may be considered liquid.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

INVESTMENT RISKS
FOREIGN SECURITIES

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Foreign companies may also be subject to less government regulation than U.S. companies. Moreover, the dividends payable on the foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's Shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

8

GOVERNMENT SECURITIES

Guarantees of a Fund's securities by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are subject to the risk of prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund generally will reinvest the proceeds in securities with a yield that reflects prevailing interest rates, which may be lower than the prepaid security.

ZERO COUPON OBLIGATIONS

Each Fund may invest, subject to its investment objective and policies, in zero coupon obligations. Zero coupon obligations are sold at original issue discount and do not make periodic payments. Zero coupon obligations may be subject to greater fluctuations in value due to interest rate changes than interest bearing obligations. A Fund will be required to include the imputed interest in zero coupon obligations in its current income. Because each Fund distributes all of its net investment income to Shareholders, the Fund may have to sell portfolio securities to distribute the income attributable to these obligations and securities at a time when the Advisor would not have chosen to sell such obligations or securities.

INVESTMENT LIMITATIONS

The following investment limitations constitute fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

2. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements involving such securities and, with respect to only the Classic Institutional Cash Management Money Market Fund, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered

9
a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

The foregoing percentages will apply at the time of the purchase of a security.

Additional investment limitations are set forth in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time each Classic Institutional Money Market Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

PURCHASE OF FUND SHARES

Shares of the Fund are sold primarily to various types of institutional investors, including subsidiaries of SunTrust Banks, Inc. ("SunTrust"), for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Shares are sold without a sales charge, although the institutional investors may charge their customer accounts for services provided in connection with the purchase of shares. The minimum initial investment is $10,000,000. Institutional investors may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of the reorders to Federated Services Company (the "Transfer Agent") for effectiveness the same day. Information concerning these services and any charges will be provided to customers by the institutional investors. Shares will be held of record by the institutional investors, although customers may have or be given the right to vote the shares depending upon the terms of their relationship with the institutional investor. Confirmations of share purchases and redemptions will be sent to the institutional investor as the shareholder of record.

Shares may be purchased on days on which the New York Stock Exchange is open for business (a "Business Day"). However, shares cannot be purchased or redeemed for same day settlement on days the Federal Reserve is closed.

Purchase orders for the Funds will be effective as of the Business Day received by the Transfer Agent and eligible to receive dividends declared the same day if the Transfer Agent receives the order before 1:00 p.m. Eastern time, and the Custodian receives federal funds before 4:00 p.m. Eastern time on such day. Otherwise, purchase orders for the Funds will be effective the next Business Day provided the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next such Business Day. The purchase price is the net asset value per share next computed after the order is received and accepted by the Trust. The net asset value per share is calculated as

10
of the regularly scheduled close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each Business Day based on the amortized cost method described in the Statement of Additional Information and is expected to remain constant at $1.00 per share.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

Neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions reasonably believed to be genuine. The Trust maintains procedures, including identification methods and other means, for ascertaining the identity of callers and authenticity of instructions.

REDEMPTION OF FUND SHARES

An order to redeem shares must be transmitted to the Transfer Agent by the institutional investor as the record owner of shares. Institutional investors may establish procedures for their customers to request redemption of shares held in their account with the institutional investor. Customers should contact their institutional investor for information concerning these procedures.

Redemption orders must be received by the Transfer Agent on a Business Day before 1:00 p.m. Eastern time. Redemption orders received after the time noted above will be executed the following day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving the redemption orders if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. In such circumstances, an investor may incur brokerage costs in converting such securities to cash.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) of each of the Classic Institutional Money Market Funds are declared on each Business Day to Shareholders at the close of business on the day of declaration. Net income for dividend purposes consists of: (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets. Shares begin earning dividends on the Business Day the purchase order is effective and continue earning dividends through and including the Business Day before the redemption order is effective. Dividends are paid within ten Business Days after the end of each month in the form of additional shares of the same Fund unless the Shareholder has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing at least 15 days prior to the date of distribution to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends are paid within ten Business Days after a Shareholder's complete redemption of its shares in a Fund.

11

TAX INFORMATION

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of each Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies by the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of long-term capital gains over net short-term capital loss) which is distributed to Shareholders. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX STATUS OF DISTRIBUTIONS

The Classic Institutional Money Market Funds will each distribute all of their net investment income (including, for this purpose, net short-term capital gains) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions. Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on December 31, of that year, if paid by the Fund any time during the following January.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a Shareholder provided certain state specific conditions are satisfied. Not all states permit such income dividends to be tax-exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

STI CLASSIC FUNDS INFORMATION
THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses,

12
expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

INVESTMENT ADVISOR

Trusco Capital Management, Inc. ("Trusco") serves as the Advisor to the Institutional Money Market Funds. As of December 31, 1998, Trusco had approximately $23 billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a southeastern regional bank holding company with assets of $76 billion as of June 30, 1998. SunTrust ranks among the twenty largest U.S. banking companies. Its three principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc., provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the three-state area. Total discretionary assets under management with SunTrust Banks, Inc. equalled approximately $90 billion as of December 31, 1998.

The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT ANY STI CLASSIC FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. With respect to each Fund, the Advisor may execute brokerage or other agency transactions through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the Advisory Agreement, Trusco is entitled to receive advisory fees computed daily and paid monthly at the annual rate of .20% of the average daily net assets of each Fund.

From time to time, the Advisor may waive (either voluntarily or pursuant to applicable state limitations) advisory fees payable by a Fund. Currently, the Advisor has agreed to voluntary reductions in its fees in amounts necessary to maintain the total operating expenses at the amounts set forth in the Expense Summary. Voluntary reductions of fees may be terminated at anytime.

For the fiscal year ended May 31, 1998, the Advisor received advisory fees computed daily

13
and paid monthly at the annual rate of .07% of the average daily net assets of the Institutional Cash Management Money Market Fund.

BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, currently
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that it may perform the services for STI Classic Funds contemplated by its Advisory Agreement described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for the Funds. If the Advisor was prohibited from providing services to the Funds, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor, or its affiliates, would consider the possibility of offering to perform additional services for STI Classic Funds. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), and the Trust are parties to a distribution agreement. No compensation is paid to the Distributor for distribution services. Shares of the Classic Institutional Money Market Funds are offered primarily to institutional investors, including affiliates and correspondents for the investment of funds in which they act in a fiduciary, agency or custodial capacity.

Each Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

ADMINISTRATION

SEI Investments Mutual Funds Services (the "Administrator") serves as Administrator to the Trust. The Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel, and facilities.

14

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE DAILY NET ASSETS                FEE
---------------------------------------------  ---------
$1 - $1 billion                                    .12%
over $1 billion to $5 billion                      .09%
over $5 billion to $8 billion                      .07%
over $8 billion to $10 billion                     .065%
over $10 billion                                   .06%

From time to time, the Administrator may voluntarily waive all or a portion of its fee to limit the net expenses of the Funds to the amounts in the Funds' Expense Summary.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the transfer agent for the shares of the Trust and dividend disbursing agent for the Trust.

CUSTODIAN

SunTrust Bank, Atlanta, c/o STI Trust & Investment Operations, Inc., 303 Peachtree Street N.E., 14th Floor, Atlanta, Georgia 30308 serves as custodian of the assets of each Fund. The custodian holds cash, securities and other assets of the Funds as required by the Investment Company Act of 1940.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants to the Trust are Arthur Andersen LLP, Philadelphia, Pennsylvania.

OTHER INFORMATION

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders may contact their financial institution's representative in order to obtain information on account statements, procedures and other related information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Funds. Further discussion is contained in the Statement of Additional Information.

15

ASSET-BACKED SECURITIES -- Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities, however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

EURODOLLAR AND YANKEE BANK OBLIGATIONS -- Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

16

MEDIUM TERM NOTES -- Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and investes in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required

17
to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

MUNICIPAL SECURITIES -- Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax-exempt commercial paper tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

TAXABLE MUNICIPAL SECURITIES -- Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

RECEIPTS -- Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be

18
subject to greater price volatility than interest paying U.S. Treasury obligations. See also "Taxes".

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS -- Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and securities that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) no more than 5% of a Fund's assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. Rule 144A securities are securities that have not been registered under the Securities Act of 1933 but which may be traded between certain institutional investors including investment companies. The Trust's Board of Trustees is responsible for developing guidelines and procedures for determining the liquidity of restricted securities, and for monitoring the Advisor's implementation of the guidelines and procedures.

SECURITIES LENDING -- In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. A Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

19

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

SUPRANATIONAL AGENCY OBLIGATIONS -- Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES -- Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not

20
accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON OBLIGATIONS -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

APPENDIX
X.  COMMERCIAL PAPER AND SHORT-TERM RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+ and 1. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to have superior ability and strong ability for repayment, respectively.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           Trusco Capital Management, Inc.        50 Hurt Plaza
                                                  Suite 1400
                                                  Atlanta, GA 30303

*          DISTRIBUTOR

           SEI Investments Distribution Co.       Oaks, PA 19456

*          ADMINISTRATOR

           SEI Investments Mutual Funds Services  Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company             Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                 c/o STI Trust & Investment
                                                  Operations, Inc.
                                                  303 Peachtree Street N.E.
                                                  14th Floor
                                                  Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP            1800 M Street, N.W.
                                                  Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

           Arthur Andersen, LLP                   1601 Market Street
                                                  Philadelphia, PA 19103